Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities

We consolidate variable interest entities ("VIE") in which we are the primary beneficiary. In determining whether we are the primary beneficiary, we evaluate whether we have the power to direct the activities of the VIE that most significantly impact economic performance and whether we have the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIE.

We consolidate VIEs because we have the power to direct the activities that significantly affect the VIEs economic performance, typically because of our role as the principal operating partner for the VIE, and because of the risk and rewards of our investment. As of December 31, 2018 and 2017, our consolidated VIEs consist of LN, Northstar NJ, and Lottoitalia.

The carrying amounts and classification of the VIE's assets and liabilities in our consolidated balance sheets at December 31, 2018 and 2017 are as follows:

	December 31,
($ thousands)	2018	2017
Current assets	890,664	773,272
Non-current assets	1,924,277	2,261,916
Total assets	2,814,941	3,035,188

Total liabilities	389,853	1,356,207